Ordinary share (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Mar. 03, 2021	Oct. 08, 2019
Ordinary share
Common stock, issued	7,899,832	7,899,832	2,061,900	1,030,950
Less: shares under treasury stock	(183,533)	(178,400)
Total	7,716,299	7,721,432